INCOME TAXES - Additional Information (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
INCOME TAXES
Income tax rate	25.00%
Enterprise Income Tax Law
INCOME TAXES
Income tax rate	10.00%
Percentage of withholding tax applicable	10.00%
Hong Kong
INCOME TAXES
Withholding tax amount	$ 0
Income tax rate	16.50%
Cayman Islands
INCOME TAXES
Withholding tax amount	$ 0
USA
INCOME TAXES
Income tax rate	21.00%